CONVERTIBLE PROMISSORY NOTES (Details) $ / shares in Units, ¥ in Thousands		1 Months Ended			4 Months Ended	12 Months Ended
	Jan. 28, 2022 USD ($)	Feb. 29, 2024 USD ($)	Jun. 30, 2021 D USD ($) $ / shares	Jan. 31, 2021 USD ($)	Jun. 30, 2023	Dec. 31, 2023 CNY (¥) D shares	Dec. 31, 2023 USD ($) D shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 $ / shares	Oct. 31, 2019 $ / shares
CONVERTIBLE PROMISSORY NOTES
Changes In The Fair Value Of Convertible Promissory Notes						¥ 165,930	$ 23,371,000	¥ (22,626)	¥ (829,149)
Changes in the fair value of financial liabilities						¥ 165,930	23,371,000	(22,626)	(829,149)
Remaining amortization period for debt issuance cost						5 years						5 years
Derivative liability						¥ 188,706						$ 26,579,000
Convertible Notes Payable
CONVERTIBLE PROMISSORY NOTES
Issuance costs | ¥						¥ 18,932
2025 Convertible Notes
CONVERTIBLE PROMISSORY NOTES
Cash consideration received											$ 200,000,000
Changes In The Fair Value Of Convertible Promissory Notes							21,816,000	22,626	829,149
Debt Instrument, Term										5 years	5 years
Interest rate (as a percent)						2.00%				2.00%		2.00%
Period of receipt of notices					3 months
Repaid principal amount							68,000,000
Redemption price, Percentage of principal amount redeemed					109.00%
Issuance costs | ¥									0	¥ 2,939
Fair value of converted portion | ¥									1,639,806	¥ 720,547
Fair value of notes | ¥								537,778
Changes in the fair value of financial liabilities							$ 21,816,000	22,626	829,149
Coupon Interest expense | ¥						¥ 4,471		9,147	9,703
2026 Convertible Notes
CONVERTIBLE PROMISSORY NOTES
Interest rate (as a percent)				0.00%
Repaid principal amount		$ 600,000,000
Amount on exercise of option				$ 75,000,000
Observation period			40 days
Redemption price, percentage of Principal amount						100.00%	100.00%
Proceeds from issuance of notes							$ 600,000,000
Debt Issuance costs												$ 13,841,000
Carrying amount of debt instrument | ¥						¥ 4,208,495		4,119,048
Coupon Interest expense | ¥						0		0	0
Amortization of debt discount and issuance costs | ¥						¥ 19,499		¥ 18,525	¥ 16,216
Effective interest rate (as a percent)						0.47%		0.47%	0.47%			0.47%
Debt instrument, face amount				$ 600,000,000
2027 Convertible Promissory Notes
CONVERTIBLE PROMISSORY NOTES
Interest rate (as a percent)	2.00%					10.00%						10.00%
Conversion price (in dollars per share) | $ / shares												$ 1.8333
Redemption price, percentage of Principal amount	50.00%
Proceeds from issuance of notes							$ 250,000,000
Debt Issuance costs												$ 162,000
Carrying amount of debt instrument | ¥						¥ 1,769,946		¥ 1,740,211
Repayment of convertible notes	$ 1,000,000
Effective interest rate (as a percent)						2.02%		2.02%				2.02%
Debt instrument, face amount	$ 250,000,000
Debt Instrument, Convertible, Remaining Deferred Finance Costs, Amortization Period						5 years	5 years
Coupon interest expense | ¥						¥ 35,234		¥ 30,498
Derivative liability | ¥						¥ 188,706
Redemption upon maturity | 2025 Convertible Notes
CONVERTIBLE PROMISSORY NOTES
Redemption price, Percentage of principal amount redeemed						115.00%	115.00%
Early redemption at the option of the Purchasers | 2025 Convertible Notes
CONVERTIBLE PROMISSORY NOTES
Redemption price, percentage of Principal amount						109.00%	109.00%
Condition one | 2026 Convertible Notes
CONVERTIBLE PROMISSORY NOTES
Percentage of conversion price			130.00%			130.00%	130.00%
Trading days | D			20			20	20
Consecutive trading days period | D			30			30	30
Condition Two | 2026 Convertible Notes
CONVERTIBLE PROMISSORY NOTES
Trading days | D			5
Consecutive trading days period | D			10
Percentage of price to the last reported sale price			98.00%
American Depository Shares
CONVERTIBLE PROMISSORY NOTES
Conversion price (in dollars per share) | $ / shares												$ 12		$ 54.47
Conversion Threshold (as percent)						200.00%	200.00%
American Depository Shares | 2025 Convertible Notes
CONVERTIBLE PROMISSORY NOTES
Conversion price (in dollars per share) | $ / shares												12
American Depository Shares | 2026 Convertible Notes
CONVERTIBLE PROMISSORY NOTES
Conversion price (in dollars per share) | $ / shares												18.3574
American Depository Shares | 2027 Convertible Promissory Notes
CONVERTIBLE PROMISSORY NOTES
Conversion price (in dollars per share) | $ / shares												11.00
Conversion Threshold (as percent)						200.00%	200.00%
Common Class A
CONVERTIBLE PROMISSORY NOTES
Number of shares issued upon conversion | shares									42,401,010
Ordinary shares, par value (in dollars per share) | $ / shares												$ 0.00001	$ 0.00001
Common Class A | 2025 Convertible Notes
CONVERTIBLE PROMISSORY NOTES
Number of shares issued upon conversion | shares						0	0	0	42,401,010	23,710,140	23,710,140
Common Class A | Condition one | 2026 Convertible Notes
CONVERTIBLE PROMISSORY NOTES
Number of shares represents one ADS			6
Ordinary shares, par value (in dollars per share) | $ / shares			$ 0.00001